Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Reconciliation of income tax
	2025			2024
	Amount	%		Amount	%
Federal statutory rates	$(1,004,000)	21%		(691,000)	21%
State income taxes	(311,000)	9%		(146,000)	9%
Foreign income taxes	(50,000)	4%		(66,000)	4%
Permanent differences	–	–		–	–
Valuation allowance against net deferred tax assets	1,365,000	(33%	)	903,000	(33%	)
Effective rate	$–	–		$–	–

Schedule of deferred tax assets and liabilities

	2025	2024
Deferred income tax asset
Net operating loss carryforwards	$8,310,208	$7,514,325
Interest	48,067	45,128
Total deferred income tax asset	8,358,275	7,559,453
Less: valuation allowance	(8,358,275)	(7,559,453)
Total deferred income tax asset	$–	$–